Cover	Mar. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2025
Entity File Number	001-36754
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EVFM
Entity Emerging Growth Company	false